                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                             NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-----------                                                  ---------   ------------
COMMON STOCKS 96.6%
DIVERSIFIED 5.6%
Forest City Enterprises, Inc., Class A ...................     226,340   $  8,329,312
Vornado Realty Trust .....................................     304,325     26,235,858
                                                                         ------------
                                                                           34,565,170
                                                                         ------------
HEALTHCARE 5.9%
Assisted Living Concepts, Inc., Class A (a) ..............     677,774      3,992,089
Brookdale Senior Living, Inc. ............................     236,060      5,641,834
Care Investment Trust, Inc. ..............................      58,760        619,918
Extendicare Real Estate Investment Trust (Canada) ........      26,190        298,527
Healthcare Realty Trust, Inc. ............................     386,130     10,097,299
Senior Housing Property Trust ............................     663,840     15,733,008
                                                                         ------------
                                                                           36,382,675
                                                                         ------------
INDUSTRIAL 5.0%
AMB Property Corp. .......................................     191,420     10,417,077
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05
   to 03/12/08, Cost $1,827,000) (a) (b) (c) (d) .........       3,654      1,827,000
DCT Industrial Trust, Inc. ...............................     123,950      1,234,542
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07
    to 03/11/08, Cost $1,030,179)  (a) (b) (c) (d) .......   1,030,179        900,000
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to
   09/14/07, Cost $2,800,000)  (a) (b) (c) (d) ...........   2,800,000      2,661,386
ProLogis .................................................     235,321     13,850,994
                                                                         ------------
                                                                           30,890,999
                                                                         ------------
LAND 0.5%
Plum Creek Timber Co., Inc. ..............................      67,582      2,750,588
                                                                         ------------
LODGING/RESORTS 14.6%
Hersha Hospitality Trust, Class A ........................     432,050      3,901,411
Host Marriott Corp. ......................................   2,016,317     32,099,767
Millennium & Copthorne Hotels PLC (United
   Kingdom) ..............................................     496,610      4,089,468
Morgans Hotel Group Co. (a) ..............................     494,230      7,324,489
Starwood Hotels & Resorts Worldwide, Inc. ................     564,531     29,214,479
Strategic Hotels & Resorts, Inc. .........................   1,014,668     13,322,591
                                                                         ------------
                                                                           89,952,205
                                                                         ------------

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
MIXED OFFICE/INDUSTRIAL 3.2%
Duke Realty Corp. ........................................     246,760      5,628,596
Liberty Property Trust ...................................     372,835     11,598,897
PS Business Parks, Inc. ..................................      52,048      2,701,291
                                                                         ------------
                                                                           19,928,784
                                                                         ------------
OFFICE 15.5%
Boston Properties, Inc. ..................................     335,631     30,901,546
Brandywine Realty Trust ..................................     131,549      2,231,071
Broadreach Capital Partners Realty, L.P. I (Acquired
   05/29/03 to 11/02/06, Cost $1,497,261) (b) (c) (d) ....   2,712,866      1,396,619
Broadreach Capital Partners Realty II, L.P. (Acquired
   10/02/06 to 12/17/07, Cost $3,103,572) (a) (b) (c)
   (d) ...................................................   3,103,572      3,103,572
Brookfield Properties Corp. (Canada) .....................   1,474,820     28,478,774
Douglas Emmett, Inc. .....................................     146,682      3,235,805
Kilroy Realty Corp. ......................................      61,230      3,007,005
Mack-Cali Realty Corp. ...................................     583,478     20,835,999
Parkway Properties, Inc. .................................      50,756      1,875,942
                                                                         ------------
                                                                           95,066,333
                                                                         ------------
RESIDENTIAL APARTMENTS 19.3%
Apartment Investment & Management Co., Class A ...........       2,411         86,338
Atlantic Gulf Communities Corp. (a) (c) (d) ..............      30,570              0
Atlantic Gulf Communities Corp.-Convertible
   Preferred Ser B (a) (c) (d) ...........................     131,004              0
Atlantic Gulf Communities Corp.-Preferred, Ser
   B (a) (c) (d) .........................................      43,609              0
Avalonbay Communities, Inc. ..............................     352,486     34,021,949
BRE Properties, Inc. .....................................     129,127      5,883,026
Camden Property Trust ....................................     191,673      9,621,984
Equity Residential Properties Trust ......................   1,082,832     44,926,700
Essex Property Trust, Inc. ...............................      55,861      6,367,037
GMH Communities Trust ....................................     247,820      2,151,077
Post Properties, Inc. ....................................     398,422     15,387,058
                                                                         ------------
                                                                          118,445,169
                                                                         ------------

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
RESIDENTIAL MANUFACTURED HOMES 1.9%
Equity Lifestyle Properties, Inc. ........................     224,716     11,094,229
                                                                         ------------
RETAIL REGIONAL MALLS 14.9%
General Growth Properties, Inc. ..........................     269,458     10,285,212
Macerich Co. .............................................     277,861     19,525,293
Simon Property Group, Inc. ...............................     603,931     56,111,229
Taubman Centers, Inc. ....................................     108,398      5,647,536
                                                                         ------------
                                                                           91,569,270
                                                                         ------------
RETAIL STRIP CENTERS 7.7%
Acadia Realty Trust ......................................     227,965      5,505,355
Cedar Shopping Centers, Inc. .............................      42,180        492,662
Developers Diversified Realty Corp. ......................      39,730      1,663,892
Equity One, Inc. .........................................       8,770        210,217
Federal Realty Investment Trust ..........................     142,583     11,114,345
Ramco-Gershenson Properties Trust ........................      59,650      1,259,212
Regency Centers Corp. ....................................     418,070     27,074,213
Weingarten Realty Investors ..............................       7,660        263,810
                                                                         ------------
                                                                           47,583,706
                                                                         ------------
SELF STORAGE 2.5%
Public Storage, Inc. .....................................     116,223     10,299,682
Sovran Self Storage, Inc. ................................     105,762      4,517,095
U-Store-It Trust .........................................      48,270        546,899
                                                                         ------------
                                                                           15,363,676
                                                                         ------------
TOTAL LONG-TERM INVESTMENTS 96.6%
  (Cost $479,450,339) ....................................                593,592,804
                                                                         ------------
REPURCHASE AGREEMENTS  3.3%
Banc of America Securities ($6,878,220 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.40%, dated 03/31/08, to be
   sold on 04/01/08 at $6,878,679) .......................                  6,878,220

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
Citigroup Global Markets, Inc. ($6,878,220 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.10%, dated
   03/31/08, to be sold on 04/01/08 at $6,878,621)........                  6,878,220
JPMorgan Chase & Co. ($2,063,466 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 2.25%, dated 03/31/08, to be sold on
   04/01/08 at $2,063,595) ...............................                  2,063,466
State Street Bank & Trust Co. ($4,250,094 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.80%, dated
   03/31/08, to be sold on 04/01/08 at $4,250,306) .......                  4,250,094
                                                                         ------------
TOTAL REPURCHASE AGREEMENTS 3.3%
  (Cost $20,070,000) .....................................                 20,070,000
                                                                         ------------
TOTAL INVESTMENTS  99.9%
  (Cost $499,520,339) ....................................                613,662,804
FOREIGN CURRENCY 0.0%
  (Cost $2,644) ..........................................                      2,547
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1% ..............                    710,416
                                                                         ------------
NET ASSETS 100.0% ........................................               $614,375,767
                                                                         ============

Percentages are calculated as a percentage of net assets.

Security with total market value equal to $4,089,468 has been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.6% of net assets.

(c)  Security has been deemed illiquid.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)

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and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                               Investments
Valuation Inputs              in Securities
----------------              -------------
Level 1 - Quoted Prices        $579,614,759
Level 2 - Other Significant
Observable Inputs                24,159,468
Level 3 - Significant
Unobservable Inputs               9,888,577
                               ------------
   Total                       $613,662,804
                               ============

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                           Investments
                                                          in Securities
                                                          -------------
Balance as of December 31, 2007                            $9,267,719
Accrued discounts/premiums                                         --
Realized gain (loss)                                               --
Change in unrealized appreciation/depreciation                     --
Net purchases (sales)                                         620,858
Net transfers in and/or out of Level 3                             --
                                                           ----------
Balance as of March 31, 2008                               $9,888,577
Net change in unrealized appreciation/depreciation from
investments still held as of March 31, 2008                $       --

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The Fund invests a significant portion of its assets in securities of REIT. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008